Deposits - Summary of Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Noninterest-bearing demand	$ 101,490	$ 89,114	$ 34,774
Interest-bearing demand		64,984	32,589
Money Market		100,348	35,208
Savings		33,645	25,100
Time under $100		39,543	23,920
Time of $100 or more		71,477	12,333
Total deposits	$ 415,200	$ 399,111	$ 163,924